Commitments and contingencies - Letters of credit (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee	$ 101,200,000	$ 171,800,000
Letters Of Credit Regional Governments And Others [Member]
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee	$ 6,345,000	$ 1,420,000